RELATED PARTIES	6 Months Ended
Jun. 30, 2018
RELATED PARTIES
RELATED PARTIES

14RELATED PARTIES

As of June 30, 2018, the Company has no ultimate controlling shareholder. See also Note 1 for details regarding ownership structure.

The following table provides the total amount of transactions that have been entered into with related parties for the six and three-month periods ended June 30:

	Six-month period		Three-month period
	2018	2017	2018	2017

Revenue from related parties
Telenor	—	39	—	28
Joint ventures and associates	11	16	5	7

	11	55	5	35

Services from related parties
Telenor	—	36	—	26
Joint ventures and associates	5	17	—	11

	5	53	—	37

The following table provides the total balance of accounts with related parties and their affiliates at the end of the relevant period:

	June 30, 2018	December 31, 2017

Accounts receivable from related parties
Joint ventures and associates	5	23
Other assets due from related parties	3	3

	8	26

Accounts payable to related parties
Joint ventures and associates	2	5

	2	5

SERVICE AGREEMENTS

All service agreements with related parties are disclosed in Note 25 in the Company’s annual consolidated financial statements as of and for the year ended December 31, 2017. There were no new agreements entered into between the Company and related parties during the six-month period ended June 30, 2018.

The contract regarding provision of management services with LetterOne was terminated on December 12, 2017 with effect from March 12, 2018.

COMPENSATION OF KEY MANAGEMENT PERSONNEL OF THE COMPANY

Value growth cash-based long-term incentive plans

The carrying value of obligations under the Value-growth cash based long-term incentive plan (the “LTI Plan”) as of June 30, 2018 and December 31, 2017, respectively, was equal to US$13 and US$58. Included within ‘Selling, general and administrative expenses’ for the six and three-month periods ended June 30, 2018, respectively, is an expense of US$42 (2017: gain of US$9) and a gain of US$5 (2017: US$7 gain) relating to share-based payment expense under the LTI Plan.